Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,157,850	$ 751,006
Restricted cash	750,000
Accounts receivable, net	147,933	268,239
Inventory	104,395	90,533
Deferred tax assets	86,693	57,050
Prepaid expenses and other current assets	51,241	21,753
Total current assets	2,298,112	1,188,581
Property and equipment, net	27,312	27,878
Goodwill	180,909	180,905
Product rights and intangibles, net	397,510	441,506
Other assets	37,551	35,914
Total assets	2,941,394	1,874,784
Current liabilities:
Accounts payable	32,632	31,110
Accrued liabilities	97,661	81,062
Income taxes payable	43,354	8,507
Reserve for product returns, rebates and chargebacks	246,838	140,191
Current portion of capital lease obligations	47	50
Total current liabilities	420,532	260,920
Long-term liabilities:
Convertible senior notes	882,050	857,209
Lease incentive obligation	8,610	7,554
Senior notes	750,000
Acquisition-related contingent consideration	87,300	103,500
Deferred tax liabilities	42,371	64,255
Other long-term liabilities	9,665	20,845
Total long-term liabilities	1,779,996	1,053,363
Stockholders' equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized, issuable in series, none outstanding
Common stock, $0.001 par value; 150,000,000 shares authorized, 62,937,966 and 60,918,391 shares issued and outstanding at December 31, 2013 and 2012, respectively	63	61
Additional paid-in-capital	667,428	631,364
Accumulated other comprehensive income	1,721	456
Retained earnings (deficit)	71,654	(71,380)
Total stockholders' equity	740,866	560,501
Total liabilities and stockholders' equity	$ 2,941,394	$ 1,874,784